Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2017